Receivables from Customers, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of the year	$ 6,641
Provision for expected credit losses	98,249	6,641
Foreign exchange difference	225
Balance at end of the year	$ 105,115	$ 6,641